Meridian Contrarian Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Shares	Value
Common Stocks - 90.9%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Samba TV, Inc. Common Shares Acquisition Date: 5/1/25, Cost $3,843,995[1,2,3]	15,368	$237,436
Samba TV, Inc. Common Shares in Escrow Acquisition Date: 5/1/25, Cost $2,406,005[1,2,3]	9,625	141,271
Total Communication Services		378,707
Consumer Discretionary - 4.7%
Hotels, Restaurants & Leisure - 1.3%
Lucky Strike Entertainment Corp. Class A4	578,803	5,926,942
Sweetgreen, Inc. Class A3,4	222,157	1,772,813
		7,699,755
Specialty Retail - 2.4%
Aritzia, Inc. (Canada)[3]	215,216	12,934,482
Sleep Number Corp.[3,4]	213,000	1,495,260
		14,429,742
Textiles, Apparel & Luxury Goods - 1.0%
VF Corp.[4]	423,975	6,117,959
Total Consumer Discretionary		28,247,456
Consumer Staples - 5.6%
Beverages - 0.5%
Zevia PBC Class A3	1,200,000	3,264,000
Consumer Staples Distribution & Retail - 2.6%
Dollar Tree, Inc.[3,4]	146,562	13,831,056
Grocery Outlet Holding Corp.[3,4]	110,000	1,765,500
		15,596,556
Food Products - 0.7%
Mama's Creations, Inc.[3]	380,000	3,993,800
Personal Care Products - 1.8%
Honest Co., Inc. (The)[3,4]	2,999,546	11,038,329
Total Consumer Staples		33,892,685
Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
California Resources Corp.	178,000	9,466,040
Cameco Corp. (Canada)	148,789	12,477,446
Denison Mines Corp. (Canada)[3,4]	2,892,000	7,953,000
NexGen Energy Ltd. (Canada)[3,4]	492,655	4,409,262
Total Energy		34,305,748
	Shares	Value
Financials - 11.8%
Banks - 5.2%
First Citizens BancShares, Inc. Class A	9,160	$16,388,705
Texas Capital Bancshares, Inc.[3]	177,000	14,961,810
		31,350,515
Capital Markets - 3.2%
DigitalBridge Group, Inc.	912,121	10,671,816
LPL Financial Holdings, Inc.	25,835	8,595,046
		19,266,862
Insurance - 3.4%
Axis Capital Holdings Ltd.	148,000	14,178,400
Universal Insurance Holdings, Inc.	244,000	6,417,200
		20,595,600
Total Financials		71,212,977
Health Care - 9.2%
Biotechnology - 2.9%
Legend Biotech Corp. ADR[3]	235,821	7,690,123
ORIC Pharmaceuticals, Inc.[3,4]	370,000	4,440,000
Zenas Biopharma, Inc.[3,4]	243,812	5,412,626
		17,542,749
Health Care Equipment & Supplies - 4.3%
Envista Holdings Corp.[3]	663,643	13,518,408
Neogen Corp.[3,4]	1,116,609	6,375,838
Teleflex, Inc.	50,000	6,118,000
		26,012,246
Health Care Technology - 0.9%
Certara, Inc.[3]	429,000	5,242,380
Pharmaceuticals - 1.1%
Perrigo Co. Plc	307,000	6,836,890
Total Health Care		55,634,265
Industrials - 18.0%
Aerospace & Defense - 3.4%
BWX Technologies, Inc.	64,997	11,983,497
VSE Corp.	50,000	8,312,000
		20,295,497
Building Products - 1.5%
Advanced Drainage Systems, Inc.	66,000	9,154,200
Electrical Equipment - 2.7%
American Superconductor Corp.[3]	110,432	6,558,556
Regal Rexnord Corp.	69,600	9,983,424
		16,541,980

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
	Shares	Value
Ground Transportation - 1.8%
Knight-Swift Transportation Holdings, Inc.	54,813	$2,165,662
U-Haul Holding Co.[3,4]	157,800	9,005,646
		11,171,308
Machinery - 1.5%
Hillman Solutions Corp.[3]	671,000	6,159,780
Kornit Digital Ltd. (Israel)[3,4]	196,000	2,646,000
		8,805,780
Professional Services - 5.5%
CACI International, Inc. Class A3	26,200	13,068,036
Parsons Corp.[3]	125,000	10,365,000
Planet Labs PBC[3]	724,958	9,409,955
		32,842,991
Trading Companies & Distributors - 1.6%
Core & Main, Inc. Class A3	179,000	9,635,570
Total Industrials		108,447,326
Information Technology - 19.1%
Electronic Equipment, Instruments & Components - 6.2%
Mirion Technologies, Inc.[3,4]	585,000	13,607,100
nLight, Inc.[3]	416,717	12,347,325
Trimble, Inc.[3]	139,656	11,402,912
		37,357,337
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc.[3]	54,000	8,736,660
Ambarella, Inc.[3]	65,000	5,363,800
CEVA, Inc.[3]	395,000	10,431,950
Navitas Semiconductor Corp.[3,4]	106,000	765,320
PDF Solutions, Inc.[3]	300,000	7,746,000
Penguin Solutions, Inc.[3,4]	600,782	15,788,551
		48,832,281
Software - 3.9%
Adeia, Inc.	444,000	7,459,200
BlackBerry Ltd. (Canada)[3]	1,276,833	6,230,945
LiveRamp Holdings, Inc.[3]	345,314	9,371,822
		23,061,967
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming, Inc.[3]	625,000	5,575,000
Total Information Technology		114,826,585
Materials - 7.1%
Construction Materials - 0.6%
James Hardie Industries Plc[3,4]	188,000	3,611,480
Containers & Packaging - 3.5%
Crown Holdings, Inc.	133,642	12,908,481
Ranpak Holdings Corp.[3]	1,446,000	8,126,520
		21,035,001
	Shares	Value
Metals & Mining - 3.0%
Constellium SE3	451,913	$6,724,465
New Gold, Inc. (Canada)[3]	1,538,000	11,042,840
		17,767,305
Total Materials		42,413,786
Real Estate - 3.4%
Residential REITs - 2.0%
Sun Communities, Inc.	91,600	11,816,400
Specialized REITs - 1.4%
VICI Properties, Inc.	268,000	8,739,480
Total Real Estate		20,555,880
Utilities - 6.2%
Electric Utilities - 2.3%
Evergy, Inc.[4]	184,000	13,987,680
Independent Power & Renewable Electricity Producers - 2.3%
Brookfield Renewable Corp. (Canada)[4]	401,300	13,812,746
Water Utilities - 1.6%
Consolidated Water Co. Ltd.	262,000	9,243,360
Total Utilities		37,043,786
Total Common Stocks - 90.9% (Cost $374,705,041)		546,959,201
Preferred Stocks - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Skyryse, Inc. Series C Acquisition Date: 9/12/25, Cost $2,999,984[1,2,3]	111,011	2,999,984
Total Information Technology		2,999,984
Total Preferred Stocks - 0.5% (Cost $2,999,984)		2,999,984
Rights - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Albireo Pharma, Inc. CVR[2,3]	150,750	367,088
Total Health Care		367,088
Total Rights - 0.1% (Cost $0)		367,088

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 15.4%
Money Market Funds - 15.4%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.04% [5]	54,803,991	$54,803,991
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.05% [5,6]	37,659,916	37,659,916
Total Money Market Funds (Cost $92,463,907)		92,463,907
Total Short-Term Investments - 15.4% (Cost $92,463,907)		92,463,907
Total Investments - 106.9% (Cost $470,168,932)		642,790,180
Liabilities in Excess of Other Assets - (6.9)%		(41,401,864)
Net Assets - 100.0%		$601,388,316
ADR—American Depositary Receipt
CVR—Contingent Value Rights
PBC—Public Benefit Corporation
Plc—Public Limited Company
SE—Societas Europaea is the Latin term for a public limited liability company
[1]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $3,378,691 and represents 0.56% of net assets.
[2]	Security is valued using significant unobservable inputs in good faith in accordance with procedures Utilized by the Valuation Designee.
[3]	Non-income producing securities.
[4]	All or portion of this security is on loan at September 30, 2025. Total value of such securities at period-end amounts to $70,635,623 and represents 11.75% of net assets.
[5]	The rate shown is the 7-Day SEC yield as of September 30, 2025.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/